Exhibit 99.1 Schedule 4

Property Code	Guideline	Waived At	Comment
LOAN-0098	LTC	2026-09-28 10:03:02 PM	Waive - Strong liquidity, low LTARV, successful track record from sponsor, full personal and corporate repayment guarantees, cross collateralization
LOAN-0054	LTC	2026-09-25 04:56:20 PM	Waived LTC Variance - strong sponsor track record, full repayment and completion guarantee
LOAN-0092	LTC	2026-09-25 05:31:42 PM	LTC and LTARV waived - strong track record, success in market, cross collateralization, positive profitability analysis
LOAN-0183	LTC	2026-09-25 06:11:51 PM	LTC Guideline failure waived - approved by Credit management for the following reasons: full repayment guarantees, strength of guarantor, IR included in loan
LOAN-0041	LTARV	2026-09-25 05:20:06 PM	FEG Exception – LTARV - Waive: The loan requires an exception, as the proposed Redacted LTV exceeds the FEG guideline limit of Redacted by Redacted. The exception has been approved based on the property’s premier infill location in Redacted and the Sponsor’s demonstrated strength and track record.
LOAN-0056	LTC	2026-09-25 05:33:52 PM	Waived LTC Variance - strong sponsor track record, full repayment and completion guarantee
LOAN-0223	LTC	2026-09-25 05:32:51 PM	LTC and LTARV waived - strong track record, success in market, cross collateralization, positive profitability analysis
LOAN-0093	LTC	2026-09-25 05:38:51 PM	LTC Guideline failure waived - approved by Credit management for the following reasons: full repayment guarantees, strength of guarantor, IR included in loan
LOAN-0091	LTV	2026-09-28 11:15:44 PM	waive variance. Strong Sponsor Track Record, well known borrower, and Cross Collateralization
LOAN-0064	LTARV	2026-09-25 10:04:27 PM	Waive Variance - per credit management - full corporate and repayment guarantee, strong track record, strong profitability
LOAN-0033	FICO	2026-09-25 10:15:13 PM	Per XX: Combined FICO is a score of Redacted - we take the average of both guarantors. Credit management reviewed and waived low FICO score - all accounts are now current, strong liquidity, coguarantor with strong credit score

LOAN-0223	LTARV	2026-09-25 05:32:54 PM	LTC and LTARV waived - strong track record, success in market, cross collateralization, positive profitability analysis
LOAN-0092	LTARV	2026-09-25 05:31:45 PM	LTC and LTARV waived - strong track record, success in market, cross collateralization, positive profitability analysis
LOAN-0075	LTV	2026-09-25 10:18:20 PM	Per XXX: Waive Variance - per credit management - full corporate and repayment guarantee, strong track record, strong profitability
LOAN-0081	LTC	2026-09-28 10:02:22 PM	Waive - Mitigated by LTV of Redacted, construction feasibility confirms appropriateness of budget and high likelihood of completion, strong track record
LOAN-0001	LTARV	2026-10-16 02:35:21 PM	Compensating factors: per credit management, strong track record, no current past due accounts, strong liquidity position, full personal guarantees
LOAN-0029	LTARV	2026-10-16 02:36:53 PM	Compensating factors: per credit management, strong track record, no current past due accounts, strong liquidity position, full personal guarantees
LOAN-0040	FICO	2026-10-14 05:29:45 PM	minimum FICO per FEG has been met
LOAN-0204	LTC	2026-10-14 05:51:57 PM	Compensating factors: strong sponsor track record, full repayment and completion guarantee
LOAN-0001	LTC	2026-10-16 01:29:45 PM	Compensating factors: per credit management, strong track record, strong liquidity position, no current past due accounts, full personal and limited corporate guarantees
LOAN-0029	LTC	2026-10-16 01:33:56 PM	Compensating factors: per credit management, strong track record, no current past due accounts, strong liquidity position, full personal guarantees